Financial instruments (Details) - Summary of Inputs Determining Fair Value of OACB Earn Out Shares - OACB Earn Out Shares [member]	Jun. 30, 2023	Dec. 31, 2022
Number of shares [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of OACB Earn Out Shares [Line Items]
Significant unobservable input, liabilities	625,000	1,250,000
Share Price [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of OACB Earn Out Shares [Line Items]
Significant unobservable input, liabilities	7.74	10
Volatility Rate [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of OACB Earn Out Shares [Line Items]
Significant unobservable input, liabilities	50	45
Risk-free Interest Rate [member]
Financial instruments (Details) - Summary of Inputs Determining Fair Value of OACB Earn Out Shares [Line Items]
Significant unobservable input, liabilities	4.32	4.05